5. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Beginning Balance		$ 1,099,708	$ 0
Transfers		2,236,401	346,467
Fair value mark to market adjustment		336,109	753,241
Ending Balance		$ 732,260	$ 1,099,708